PROPERTY, EQUIPMENT AND SOFTWARE- Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE
Depreciation and amortization expenses	¥ 23.9	$ 3.4	¥ 25.3	¥ 13.8